united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Tim Burdick, Ultimus Fund Solutions, LLC.

4221 North 203rd Street Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

December 31, 2023

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi - Annual Report

Altegris Futures Evolution Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the period ended December 31, 2023, compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Five Years	Ten Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	(1.33)%	4.97%	3.62%	4.36%	N/A	3.46%
Altegris Futures Evolution Strategy Fund - Class A with load **	(6.97)%	(1.09)%	2.41%	3.75%	N/A	2.96%
Altegris Futures Evolution Strategy Fund - Class C	(1.73)%	4.23%	2.86%	3.59%	2.65%	N/A
Altegris Futures Evolution Strategy Fund - Class I	(1.34)%	5.27%	3.87%	4.63%	N/A	3.72%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	2.71%	5.04%	1.89%	1.26%	1.07%	1.05%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.17%, 2.92% and 1.92% for Class A, Class C and Class I, respectively, per the Fund’s prospectus dated October 30, 2023. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot directly invest in an index.

Holdings by Type of Investment as of December 31, 2023	% of Net Assets
Open Ended Fund	70.0%
Purchased Options	22.8%
Other, Cash & Cash Equivalents	7.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 70.0%
	FIXED INCOME - 70.0%
1,425,958	DoubleLine Core Fixed Income Fund, Cl I	$13,304,187
2,603,428	DoubleLine Low Duration Bond Fund, Cl I	24,914,809
	TOTAL OPEN END FUNDS (Cost $37,251,819)	38,218,996

	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
3,954,558	First American Government Obligations Fund Class X, 5.28% (Cost $3,954,558)(a)	3,954,558

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 22.8% (c)
	CALL OPTIONS PURCHASED - 22.8%
76,274	NOMURA CALL OPTION ISAM	NOM	08/16/2025	$0.0001	$5,626,278	$5,190,357
32,279	NOMURA CALL OPTION WNTN	NOM	08/16/2025	0.0001	4,833,615	4,744,036
7,642	NOMURA CALL OPTION WNTN TRND	NOM	08/16/2025	0.0001	2,590,025	2,535,933
	TOTAL CALL OPTIONS PURCHASED (Cost - $13,049,919)					12,470,326

	TOTAL INVESTMENTS - 100.0% (Cost $54,256,296)					$54,643,880
	LIABILITIES LESS OTHER ASSETS – (0.0%)(d)					(1,471)
	NET ASSETS - 100.0%					$54,642,409

NOM	Nomura Securities

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

(d)	Percent rounds to less than (0.1%).

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

ISAM Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	September 30, 2023	(Depreciation)	Net Assets
Long Contracts
9	CANADA BOND	Mar-24	843,915	$20,237	0.04%
24	COCOA	Mar-24	1,007,040	40,800	0.07%
6	ICE 3MTH SARON FUTURE	Mar-24	1,755,652	59	0.00%
16	ICE 3MTH SONIA FUTURE	Mar-24	4,835,488	2,833	0.01%
3	ICE 3MTH SONIA FUTURE	Mar-25	922,838	6,827	0.01%
87	IRON ORE CFR CHINA FUTURE	Feb-24	1,207,038	26,623	0.05%
1	JAPAN BOND	Mar-24	1,040,174	3,758	0.01%
			Subtotal	$101,137

Short Contracts
(9)	CARBON EMISSION	Dec-24	798,484	$(76,522)	(0.14)%
(30)	CORN	Dec-24	755,250	200	0.00%
(15)	LME LEAD$	Mar-24	777,188	569	0.00%
(93)	MILLING WHEAT	Mar-24	1,142,123	31,806	0.06%
			Subtotal	$(43,947)

CREDIT DEFAULT SWAPS
				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Maturity Date	September 30, 2023	(Depreciation)	Net Assets
1,150,000	Markit CDX North America Investment Grade Index	12/20/2028	1,150,000	$22,322	0.04%
1,000,000	MARKIT ITRX EUROPE	12/20/2028	1,103,900	19,442	0.04%
950,000	MARKIT ITRX EUROPE	12/20/2028	1,048,705	14,477	0.03%
			Subtotal	$56,241

INTEREST RATE SWAPS
				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Maturity Date	September 30, 2023	(Depreciation)	Net Assets
10,000,000	CNY Rate Swap	3/20/2029	737,382	$54,065	0.10%
1,000,000	EU Infl Rate Swap	12/15/2033	1,103,900	16,086	0.03%
2,000,000	EU Infl Rate Swap	12/15/2028	1,098,408	19,899	0.04%
2,000,000	US INFL Rate Swap	12/15/2028	995,025	(1,191)	(0.00)%
25,000,000	ZAR Rate Swap	6/20/2029	744,016	99,670	0.18%
			Subtotal	$188,529

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
	Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/21/2024	CNH	9,500,000	JPY	192,612,308	$1,332,850	$(41,152)	(0.08)%
3/20/2024	EUR	1,500,000	CNH	11,670,158	1,655,850	14,438	0.03%
3/20/2024	EUR	1,200,000	TRY	41,670,326	1,428,318	16,944	0.03%
3/21/2024	CHF	1,100,000	JPY	184,126,941	1,307,350	(3,319)	(0.01)%
3/20/2024	GBP	950,000	ZAR	22,779,032	1,218,031	(22,560)	(0.04)%
3/21/2024	GBP	950,000	JPY	172,754,647	1,209,445	(29,285)	(0.05)%
3/20/2024	EUR	950,000	ZAR	19,658,234	1,059,012	(11,614)	(0.02)%
3/20/2024	EUR	850,000	MXN	16,307,040	952,986	(7,825)	(0.01)%
3/20/2024	GBP	800,000	TRY	32,180,380	1,095,189	5,239	0.01%
3/20/2024	EUR	750,000	CAD	1,102,815	829,579	(3,156)	(0.01)%
3/20/2024	EUR	750,000	SGD	1,089,756	827,925	2,122	0.00%
3/20/2024	GBP	720,000	NOK	9,883,059	916,632	(56,130)	(0.10)%
3/21/2024	EUR	700,000	JPY	109,643,685	772,730	(11,428)	(0.02)%

To Sell:
3/20/2024	NOK	9,000,000	SEK	8,599,709	$884,700	$(29,917)	(0.05)%
3/21/2024	CNH	7,500,000	JPY	149,862,708	1,052,250	16,893	0.03%
3/20/2024	AUD	1,700,000	NZD	1,825,069	1,160,259	(6,998)	(0.01)%
3/20/2024	EUR	1,500,000	MXN	28,614,285	1,681,739	4,214	0.01%
3/20/2024	CAD	1,400,000	CHF	893,936	1,057,140	12,431	0.02%
3/20/2024	GBP	1,100,000	PLN	5,571,625	1,402,594	13,156	0.02%
3/20/2024	EUR	1,000,000	HUF	386,615,272	1,116,772	(3,320)	(0.01)%
3/20/2024	EUR	1,000,000	PLN	4,364,021	1,108,622	276	0.00%
3/20/2024	CAD	1,000,000	MXN	12,974,370	765,383	(933)	(0.00)%
3/20/2024	GBP	960,000	HUF	429,904,328	1,233,092	5,033	0.01%
3/20/2024	CHF	850,000	HUF	350,431,451	1,026,884	(17,641)	(0.03)%
3/20/2024	GBP	800,000	MXN	17,708,185	1,031,611	11,756	0.02%
3/20/2024	GBP	800,000	ZAR	18,819,514	1,025,711	(762)	(0.00)%
3/20/2024	GBP	750,000	CHF	811,198	954,825	16,367	0.03%
3/20/2024	EUR	750,000	ZAR	15,316,599	836,062	(1,890)	(0.00)%
3/21/2024	GBP	700,000	JPY	124,818,972	891,170	4,038	0.01%
3/20/2024	EUR	650,000	SGD	940,193	717,535	(5,067)	(0.01)%
3/20/2024	GBP	640,000	NOK	8,372,423	814,784	9,343	0.02%
					Subtotal	$(120,747)

				All Other Investments		5,009,144
				Total Value of Purchased Option		5,190,357

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

WNTN Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	September 30, 2023	(Depreciation)	Net Assets
Long Contracts
3	AS-INDEX-200	Mar-24	387,518	$5,024	0.01%
8	CAC JUMBO	Jan-24	667,197	(1,419)	(0.00)%
19	COCOA	Mar-24	797,240	84,820	0.16%
13	COCOA	May-24	541,060	47,940	0.09%
1	DAX INDEX	Mar-24	466,757	(2,360)	(0.00)%
2	EMINI NASDAQ	Mar-24	680,940	21,648	0.04%
5	EMINI S&P	Mar-24	1,205,000	25,673	0.05%
3	EURO BTP FUTURES	Mar-24	394,589	6,469	0.01%
3	EURO BTS FUTURES	Mar-24	353,193	1,590	0.00%
25	EURO STOXX50	Mar-24	1,253,754	(11,608)	(0.02)%
7	FTSE TAIWAN INDEX	Jan-24	434,140	6,920	0.01%
17	IFSC NIFTY 50	Jan-24	742,849	9,013	0.02%
2	JAPAN BOND	Mar-24	2,080,348	28,218	0.05%
6	LME ALUM	Mar-24	357,150	16,655	0.03%
5	LME COPPER	Mar-24	1,069,438	7,884	0.01%
11	LME LEAD$	Mar-24	569,938	(36,957)	(0.07)%
10	LON COCOA	Mar-24	446,349	62,229	0.11%
8	LON COCOA	May-24	344,144	46,303	0.08%
3	MIB INDEX	Mar-24	505,382	(2,688)	(0.00)%
3	OSK NIKKEI	Mar-24	711,482	16,018	0.03%
13	PLATINUM	Apr-24	655,980	29,045	0.05%
5	TOPIX	Mar-24	838,747	8,508	0.02%
				$368,925

Short Contracts
(3)	2 YR T-NOTE	Mar-24	617,742	$(5,977)	(0.01)%
(6)	5 YR T-NOTE	Mar-24	652,641	(14,016)	(0.03)%
(12)	AS3YRBOND	Mar-24	873,479	(8,054)	(0.01)%
(4)	HK INDEX	Jan-24	438,648	(13,986)	(0.03)%
(12)	LCATTLE	Apr-24	826,800	(3,100)	(0.01)%
(5)	LCATTLE	Jun-24	340,100	(990)	(0.00)%
(6)	LME ALUM	Mar-24	357,150	(19,589)	(0.04)%
(4)	LME COPPER	Mar-24	855,550	(35,825)	(0.07)%
(11)	LME LEAD$	Mar-24	569,938	3,729	0.01%
(6)	LME NICKEL	Mar-24	597,348	50,056	0.09%
(15)	NATURAL GAS	Mar-24	349,050	(10,990)	(0.02)%
(7)	THREE-MONTH SOFR	Sep-24	1,678,338	(8,875)	(0.02)%
(6)	THREE-MONTH SOFR	Dec-24	1,444,050	(8,900)	(0.02)%
(4)	THREE-MONTH SOFR	Mar-25	965,800	(9,250)	(0.02)%
(3)	THREE-MONTH SOFR	Jun-25	725,925	(7,413)	(0.01)%
(2)	THREE-MONTH SOFR	Sep-25	484,500	(4,550)	(0.01)%
			Subtotal	$(97,730)

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
	Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
3/20/2024	MXN	10,000,000	USD	570,725	$589,200	$68,789	0.13%
3/20/2024	NOK	7,000,000	EUR	617,653	688,100	5,356	0.01%
3/20/2024	SEK	6,000,000	EUR	537,255	595,587	2,511	0.00%
3/20/2024	GBP	2,250,000	USD	2,855,284	2,864,475	17,430	0.03%
3/20/2024	PLN	1,500,000	EUR	344,684	381,150	(970)	(0.00)%
3/20/2024	AUD	1,300,000	USD	882,180	885,560	3,941	0.01%
3/20/2024	CAD	500,000	USD	378,950	377,550	(623)	(0.00)%

To Sell:
3/20/2024	JPY	575,000,000	USD	4,079,989	$4,076,750	$(32,764)	(0.06)%
3/20/2024	CNH	7,500,000	USD	1,053,400	1,052,250	(4,704)	(0.01)%
3/20/2024	NOK	7,000,000	EUR	595,215	688,100	(30,125)	(0.06)%
3/20/2024	EUR	750,000	USD	817,086	827,925	(14,945)	(0.03)%
1/31/2024	USD	600,000	INR	50,025,600	600,865	343	0.00%
					Subtotal	$14,239

				All Other Investments		4,458,602
				Total Value of Purchased Option		4,744,036

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements

Altegris Futures Evolution Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

WNTN TRND Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2023	(Depreciation)	Assets
Long Contracts
3	AS-INDEX-200	Mar-24	387,518	$(2,609)	(0.00)%
2	CAC JUMBO	Jan-24	166,799	20,510	0.04%
3	COCOA	Mar-24	125,880	48	0.00%
1	DAX INDEX	Mar-24	466,757	690	0.00%
3	EMINI MSCI EM	Mar-24	155,055	—	0.00%
2	EMINI NASDAQ	Mar-24	680,940	(2,138)	(0.00)%
5	EMINI S&P	Mar-24	1,205,000	2,000	0.00%
1	EMINI S&P 500 ESG	Mar-24	213,620	2,270	0.00%
3	ERX BOBL	Mar-24	395,020	(221)	(0.00)%
1	EURO BTP FUTURES	Mar-24	131,530	(179)	(0.00)%
4	EURO BUND	Mar-24	605,909	—	0.00%
1	EURO OAT FUTURES	Mar-24	145,174	(2,199)	(0.00)%
18	EURO STOXX50	Mar-24	902,703	—	0.00%
3	GOLD	Apr-24	627,540	—	0.00%
1	ICE 3MTH SONIA FUTURE	Sep-26	308,806	(675)	(0.00)%
1	ICE 3MTH SONIA FUTURE	Jun-26	308,774	4,672	0.01%
1	ICE 3MTH SONIA FUTURE	Mar-26	308,743	29,701	0.05%
1	ICE 3MTH SONIA FUTURE	Dec-25	308,695	6,684	0.01%
1	ICE 3MTH SONIA FUTURE	Sep-25	308,536	(36,315)	(0.07)%
1	ICE 3MTH SONIA FUTURE	Jun-25	308,202	(3,832)	(0.01)%
1	ICE 3MTH SONIA FUTURE	Mar-25	307,613	1,740	0.00%
1	ICE 3MTH SONIA FUTURE	Dec-24	306,769	6,665	0.01%
1	ICE 3MTH SONIA FUTURE	Sep-24	305,576	1,388	0.00%
5	LME ALUM	Mar-24	297,625	15,069	0.03%
1	LME COPPER	Mar-24	213,888	2,573	0.00%
3	LME LEAD$	Mar-24	155,438	(1,560)	(0.00)%
2	LME ZINC	Mar-24	133,175	1,825	0.00%
1	LONG GILT	Mar-24	130,684	(109,105)	(0.20)%
1	MINI DOW	Mar-24	190,060	3,813	0.01%
2	OSK NIKKEI	Mar-24	474,321	41	0.00%
2	TOPIX	Mar-24	335,499	3,403	0.01%
			Subtotal	$(55,741)

Short Contracts
(1)	2 YR T-NOTE	Mar-24	205,914	$(1,974)	(0.00)%
(2)	AS3YRBOND	Mar-24	145,580	3,733	0.01%
(8)	CORN	Mar-24	188,500	11,788	0.02%
(3)	HK INDEX	Jan-24	328,986	(296)	(0.00)%
(5)	H-SHARE INDEX	Jan-24	185,501	141	0.00%
(3)	LCATTLE	Apr-24	206,700	206	0.00%
(2)	LCATTLE	Jun-24	136,040	3,210	0.01%
(7)	LME ALUM	Mar-24	416,675	(23,881)	(0.04)%
(1)	LME COPPER	Mar-24	213,888	(9,813)	(0.02)%
(5)	LME LEAD$	Mar-24	259,063	10,590	0.02%
(3)	LME ZINC	Mar-24	199,763	1,800	0.00%
			Subtotal	$(4,496)

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to		In			Unrealized
	Receive/		Exchange			Appreciation/	% of Fund Net
Settlement Date	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Assets
To Buy:
3/20/2024	MXN	10,000,000	USD	573,960	$589,200	$49,728	0.09%
3/20/2024	GBP	812,500	USD	1,031,456	1,034,394	5,809	0.01%
3/20/2024	CHF	625,000	USD	729,431	742,813	22,960	0.04%
3/20/2024	AUD	600,000	USD	407,305	408,720	1,720	0.00%
3/20/2024	CAD	200,000	USD	151,530	151,020	(211)	(0.00)%
3/20/2024	NZD	200,000	USD	124,450	126,380	1,264	0.00%
3/20/2024	EUR	125,000	USD	138,800	137,988	(400)	(0.00)%

To Sell:
3/20/2024	JPY	262,500,000	USD	1,867,863	$1,861,125	$(11,229)	(0.02)%
					Subtotal	$69,641

				All Other Investments		2,526,529
				Total Value of Purchased Option		2,535,933

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

ASSETS
Investment securities:
At cost	$54,256,296
At value	$54,643,880
Receivable for Fund shares sold	5,113
Interest receivable	172,124
Prepaid expenses and other assets	56,140
TOTAL ASSETS	54,877,257

LIABILITIES
Payable for Fund shares repurchased	158,077
Investment advisory fees payable	12,408
Payable to related parties	16,379
Distribution (12b-1) fees payable	7,080
Accrued expenses and other liabilities	40,904
TOTAL LIABILITIES	234,848
NET ASSETS	$54,642,409

Composition of Net Assets:
Paid in capital	$92,211,295
Accumulated loss	(37,568,886)
NET ASSETS	$54,642,409

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,977,117
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	986,769
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$7.07
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$7.50

Class C Shares:
Net Assets	$4,299,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	608,415
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$7.07

Class I Shares:
Net Assets	$43,365,355
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,181,886
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.01

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended December 31, 2023

INVESTMENT INCOME
Dividends	$1,118,712
Interest	113,269
TOTAL INVESTMENT INCOME	1,231,981

EXPENSES
Advisory fees	398,406
Distribution (12b-1) fees:
Class A	9,826
Class C	23,716
Class N	731
Administrative services fees	40,033
Registration fees	40,257
Transfer agent fees	27,003
Audit fees	25,779
Third party administrative services fees	20,814
Printing and postage expenses	14,167
Compliance officer fees	9,860
Legal fees	9,587
Accounting services fees	9,451
Trustees fees and expenses	8,006
Custodian fees	6,291
Insurance expense	2,061
Other expenses	2,649
TOTAL EXPENSES	648,637
Less: Fees waived by the Advisor	(148,807)
NET EXPENSES	499,830

NET INVESTMENT INCOME	732,151

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND PURCHASED OPTIONS
Net realized gain/(loss) from:
Investments	(400,992)
Purchased Options	(1,114,626)
Net Realized (Loss)	(1,515,618)

Net change in unrealized appreciation/(depreciation) on:
Investments	1,566,792
Purchased Options	(1,863,116)
Net change in unrealized depreciation	(296,324)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND PURCHASED OPTIONS	(1,811,942)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,079,791)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended	For the Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$732,151	$1,092,124
Net realized loss on investments and purchased options	(1,515,618)	(10,662,642)
Net change in unrealized appreciation/(depreciation) on investments and purchased options	(296,324)	6,331,942
Net decrease in net assets resulting from operations	(1,079,791)	(3,238,576)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(90,619)	(1,278,282)
Class C	(35,678)	(1,655,554)
Class I	(711,587)	(28,053,036)
Class N	(6,508)	(2,299,006)
Total distributions to shareholders	(844,392)	(33,285,878)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,486,167	661,773
Class C	10	1,289,410
Class I	1,621,571	37,450,164
Class N	2,052	1,951,521
Net asset value of shares issued in reinvestment of distributions:
Class A	86,700	1,202,793
Class C	34,111	1,613,016
Class I	638,125	25,553,558
Class N	6,154	2,204,799
Trasnsfer of net assets:
From Class N to Class A	(4,348,402)	—
To Class A from Class N	4,348,402	—
Redemption fee proceeds:
Class A	—	27
Class C	—	282
Class I	—	1,361
Class N	—	517
Payments for shares redeemed:
Class A	(4,096,535)	(2,946,258)
Class C	(974,684)	(1,320,511)
Class I	(23,879,666)	(96,970,349)
Class N	(113,445)	(8,347,706)
Net decrease from shares of beneficial interest transactions	(24,189,440)	(37,655,603)

NET DECREASE IN NET ASSETS	(26,113,623)	(74,180,057)

NET ASSETS
Beginning of Year	80,756,032	154,936,089
End of Year/Period	$54,642,409	$80,756,032

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months ended	For the Year Ended
	December 31, 2023	June 30, 2022
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	343,979	597,133
Shares Transferred in from Class N	614,798	—
Shares Reinvested	12,179	51,038
Shares Redeemed	(576,483)	(620,829)
Net increase in shares of beneficial interest outstanding	394,473	27,342

Class C:
Shares Sold	1	137,515
Shares Reinvested	4,791	33,466
Shares Redeemed	(136,476)	(106,548)
Net increase(decrease) in shares of beneficial interest outstanding	(131,684)	64,433

Class I:
Shares Sold	228,985	8,431,657
Shares Reinvested	90,181	624,179
Shares Redeemed	(3,379,803)	(10,999,945)
Net (decrease) in shares of beneficial interest outstanding	(3,060,637)	(1,944,109)

Class N (a):
Shares Sold	281	339,265
Shares Transferred to Class A	(613,012)	—
Shares Reinvested	861	125,312
Shares Redeemed	(15,639)	(1,259,739)
Net (decrease) in shares of beneficial interest outstanding	(627,509)	(795,162)

(a)	Effective July 21, 2023, the Class N shares were discontinued.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,		June 30,
	2023		2023	2022	2021	2020		2019
	(Unaudited)
Net asset value, beginning of year	$7.25		$9.71	$8.64	$7.74	$9.31		$9.82
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.08		0.07	(0.04)	0.04	0.12		0.11
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.14)	1.85	0.98	(1.59)		(0.17)
Total from investment operations	(0.10)		(0.07)	1.81	1.02	(1.47)		(0.06)
Less distributions from:
Net investment income	(0.08)		(2.39)	(0.74)	(0.12)	(0.10)		(0.45)
Total distributions	(0.08)		(2.39)	(0.74)	(0.12)	(0.10)		(0.45)
Redemption fees collected	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00	(2)
Net assets, at end of year/period	$7.07		$7.25	$9.71	$8.64	$7.74		$9.31
Total return (3)	(1.33	)% (6)	0.35%	22.48%	13.46%	(15.94	)% (4)	(0.52	)% (4)
Net assets, at end of year/period (000s)	$6,977		$4,296	$6,752	$5,771	$9,711		$21,669
Ratios to average net assets
Ratio of gross expenses to average net assets (5)	2.03	% (7)	1.87%	1.77%	2.20%	2.18%		2.08%
Ratio of net expenses to average net assets	1.59	% (7)	1.59%	1.59%	1.94%	1.94%		1.94%
Ratio of net investment income to average net assets	2.29	% (7)	0.92%	(0.42)%	0.55%	1.30%		1.17%
Portfolio Turnover Rate	29	% (6)	42%	70%	146%	68%		64%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year	$7.25		$9.72	$8.60	$7.72	$9.30	$9.75
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.05		0.02	(0.10)	(0.01)	0.05	0.04
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.14)	1.85	0.97	(1.58)	(0.18)
Total from investment operations	(0.13)		(0.12)	1.75	0.96	(1.53)	(0.14)
Less distributions from:
Net investment income	(0.05)		(2.35)	(0.63)	(0.08)	(0.05)	(0.31)
Total distributions	(0.05)		(2.35)	(0.63)	(0.08)	(0.05)	(0.31)
Redemption fees collected	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Net assets, at end of year/period	$7.07		$7.25	$9.72	$8.60	$7.72	$9.30
Total return (3)	(1.87	)% (4,6)	(0.34)%	21.62%	12.62%	(16.54)%	(1.42	)% (4)
Net assets, at end of year/period (000s)	$4,300		$5,365	$5,502	$4,315	$8,763	$15,878
Ratios to average net assets
Ratio of gross expenses to average net assets (5)	2.78	% (7)	2.62%	2.52%	2.95%	2.93%	2.83%
Ratio of net expenses to average net assets	2.34	% (7)	2.34%	2.34%	2.69%	2.69%	2.69%
Ratio of net investment income to average net assets	1.26	% (7)	0.20%	(1.16)%	(0.16)%	0.55%	0.45%
Portfolio Turnover Rate	29	% (6)	42%	70%	146%	68%	64%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year	$7.20		$9.65	$8.60	$7.71	$9.27	$9.80
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.08		0.09	(0.02)	0.07	0.14	0.14
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.13)	1.84	0.96	(1.57)	(0.17)
Total from investment operations	(0.10)		(0.04)	1.82	1.03	(1.43)	(0.03)
Less distributions from:
Net investment income	(0.09)		(2.41)	(0.77)	(0.14)	(0.13)	(0.50)
Total distributions	(0.09)		(2.41)	(0.77)	(0.14)	(0.13)	(0.50)
Redemption fees collected	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)
Net assets, at end of year/period	$7.01		$7.20	$9.65	$8.60	$7.71	$9.27
Total return (3)	(1.34	)% (6)	0.68%	22.83%	13.66%	(15.67)%	(0.24	)% (4)
Net assets, at end of year/period (000s)	$43,365		$43,353	$131,217	$133,684	$233,878	$424,680
Ratios to average net assets
Ratio of gross expenses to average net assets (5)	1.78	% (7)	1.62%	1.52%	1.95%	1.93%	1.83%
Ratio of net expenses to average net assets	1.34	% (7)	1.34%	1.34%	1.69%	1.69%	1.69%
Ratio of net investment income to average net assets	2.21	% (7)	1.09%	(0.19)%	0.86%	1.55%	1.45%
Portfolio Turnover Rate	29	% (6)	42%	70%	146%	68%	64%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds”, in that it generally invest in other investment companies. The Fund’s commencement date, diversification status and investment objective is as follows:

	Commencement Date	Diversification Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 or more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. As of July 21, 2023, the Class N shares were discontinued, the existing Class N shareholders as of that date were redesignated as Class A shareholders with any sales loads associated with Class A shares waived. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value. Options are valued based on the daily price reported from the counterparty or pricing agent based on the underlying custom basket holdings.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Fund	$38,218,996	$—	$—	$38,218,996
Purchased Options	—	12,470,326	—	12,470,326
Short Term Investments	3,954,558	—	—	3,954,558
Total	$42,173,554	$12,470,326	$—	$54,643,880

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities as of December 31, 2023.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation),

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year. The upfront premium is paid quarterly and is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which has been extended three times and which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of a decreasing exposure or full exercise subject to an early exercise fee. For the six months ended December 31, 2023, $84,369 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – The Fund may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$14,048,246	$33,448,246

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of December 31, 2023:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2023:

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$12,470,326	$—	$—	$—	$12,470,326
	$12,470,326	$—	$—	$—	$12,470,326

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2023:

			Realized Loss	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Equity Risk	Options purchased	Net realized loss from purchased options	$(1,114,626)	—
Equity Risk		Net change in unrealized depreciation on purchased options	—	$(1,863,116)
Total			$(1,114,626)	$(1,863,116)

The notional value of the derivative instruments outstanding as of December 31, 2023 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations and Statement of Changes serve as indicators of the volume of derivative activity for the Fund.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion. During the six months ended December 31, 2023, the Advisor earned $398,406.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2024, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I
1.59%	2.34%	1.34%

During the six months ended December 31, 2023, the Advisor waived $148,807 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-24	531,035
Jun-25	255,113
Jun-26	288,278
$1,074,426

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2023, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$9,826
Class C	23,716
Class N	731

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2023, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$285	$—	$35	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$55,956,328	$311,236	$(1,623,684)	$(1,312,448)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2023	June 30, 2022
Ordinary Income	$33,285,878	$11,196,351
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$33,285,878	$11,196,351

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$171,062	$—	$(2,247,752)	$(32,551,672)	$—	$(1,016,341)	$(35,644,703)

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,247,752.

At June 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$10,308,790	$22,242,882	$32,551,672

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2023, as follows:

Paid In	Accumulated
Capital	Deficit
$(6,332,106)	$6,332,106

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

The performance of the Futures Evolution Strategy Fund will be directly affected by the performance of the DoubleLine Low Duration Bond Fund Class I. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Futures Evolution Strategy Fund’s financial statements. As of December 31, 2023, the percentage of the Futures Evolution Strategy Fund invested in the DoubleLine Low Duration Bond Fund Class I was 45.6%.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Futures Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Altegris Advisors, LLC - Adviser to Altegris/AACA Opportunistic Real Estate Fund (“Altegris Opportunistic”) and Altegris Futures Evolution Strategy Fund (“Altegris Futures”)*

In connection with the regular meeting held on December 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris Advisors” or the “Adviser”) and the Trust, with respect to Altegris Opportunistic and Altegris Futures (collectively the “Altegris Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 2002, managed approximately $288 million in assets, and specialized in alternative strategies. The Board considered the education and financial industry experience of the Adviser’s key personnel, noting their long history with alternative investment products. The Board observed the sub-advisory relationship between Altegris Advisors and American Asset Capital Advisers, LLC (“AACA”) with respect to Altegris Opportunistic, noting that the Adviser had delegated full investment management to AACA and maintained a strong, supervisory relationship with AACA, conducting ongoing oversight. They considered the Adviser’s best execution policies, its technology and cybersecurity efforts, and overall compliance efforts. The Board concluded that the Adviser should continue to provide quality services to the Altegris Funds for the benefit of each Fund’s shareholders.

Performance.

Altegris Futures. The Board reviewed the recent performance of the Fund, noting that the Fund was rated 3-star by Morningstar. The Board noted that while the Fund had underperformed its index over the prior one-year period, the Fund’s performance was above the category average over the prior one-year and three-year periods, and volatility appeared consistent with the strategy. The Board further noted that the Fund had outperformed its index over the prior three-, five-, and since inception periods, and that strategy modifications resulted in improved performance. The Board concluded that the Adviser was managing the Fund consistent with the Fund’s investment strategy, and that the Fund’s performance was consistent with the relevant benchmarks and peers.

Altegris Opportunistic. The Board reviewed the recent performance of the Fund, noting that the Fund was rated 2-star by Morningstar. The Board noted that the Fund had underperformed relative to its index over the prior one-, three-, and five- year periods but had outperformed the peers and index on a since-inception basis. The Board further noted that performance over last several years had been challenging, but long-term performance shows the strategy can produce good returns to shareholders. The Board considered that the Adviser maintained its conviction in the sub-Adviser’s strategy and concluded that the Adviser should be given the opportunity to realize the potential reversal of recent trends.

Fees and Expenses

Altegris Futures. The Board noted that the Adviser charged an advisory fee of 1.15% (with various breakpoints at different Fund AUM levels) and considered such fee relative to the Fund’s peer group and category medians and averages. The Board observed that the advisory fee charged to Altegris Futures was below the category average and median. The Board also observed that each of the Fund’s gross and net expense ratios were below the category

Altegris Futures Evolution Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

averages and medians. The Board further considered the Adviser’s rationale that the fee was justified in light of the time and resources required to execute and manage the structure and strategy of the Fund, and concluded that the Fund’s advisory fee was not unreasonable.

Altegris Opportunistic. The Board observed that the Adviser charged an advisory fee of 1.30%, which was the second highest advisory fee in the Fund’s category. The Board further noted that the Fund’s net expense ratio of 1.55% of its average daily net assets was the second highest net expense ratio in the Fund’s category, although the Adviser currently had an expense limitation in place. The Board discussed the Adviser’s rationale for the fee, which was that the fee was reasonable in light of the Fund’s strategy and the cost associated with the sub-adviser’s services. The Board concluded that the advisory fee was not unreasonable.

Economies of Scale. The Board considered whether the Adviser had achieved economies of scale with respect to the management of the Altegris Funds. The Board recalled that advisory fee with respect to Altegris Futures contained breakpoints and confirmed that the breakpoints remained appropriate. With respect to Altegris Opportunistic, the Board noted that the sub-advisory fee did not contain any breakpoints, but that the absence of breakpoints with regards to the sub-advisory fee was appropriate given Altegris Opportunistic’s current size.

Profitability. The Board reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each Fund. The Board concluded that the Adviser’s relationship with each Fund was not excessively profitable.

Conclusion . Having requested and received such information from Altegris Advisors as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreement was in the best interests of Altegris Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

Altegris Futures Evolution Strategy Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2023 and ending December 31, 2023.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2023	12/31/2023	7/1/2023-12/31/2023
Class A	1.59%	$1,000.00	$986.70	$7.94
Class C	2.34%	$1,000.00	$981.30	$11.65
Class I	1.34%	$1,000.00	$986.60	$6.69

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2023	12/31/2023	7/1/2023-12/31/2023
Class A	1.59%	$1,000.00	$1,017.14	$8.06
Class C	2.34%	$1,000.00	$1,013.37	$11.84
Class I	1.34%	$1,000.00	$1,018.40	$6.80

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Drive
La Jolla, CA 92037	Cincinnati, OH 45246

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

AltegrisFE-SAR23

800.828.5225 | WWW.ALTEGRIS.COM

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1904 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/2024

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/6/2024